RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 01, 2023
Related Party [Abstract]
Disclosure of transactions between related parties	The amount for compensation expense recognized in net earnings for key management personnel, including amounts for an executive who retired during fiscal 2021, was as follows:

	2022	2021

Short-term employee benefits	$7,894	$12,296
Post-employment benefits	181	907
Share-based payments	24,826	30,460
	$32,901	$43,663

The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	January 1, 2023	January 2, 2022

DSUs	$10,560	$13,280